Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Abstract]
Acquisitions

NOTE 2

acquisitions

On March 1, 2011, the Company completed the acquisition of a controlling interest in Loyalty Partner. Loyalty Partner is a leading marketing services company best known for the loyalty programs it operates in Germany, Poland and India. Loyalty Partner also provides market analysis, operating platforms and consulting services that help merchants grow their businesses. Total consideration was $616 million ($585 million plus $31 million in cash acquired). The Company has an option to acquire the remaining noncontrolling equity interest (NCI) over a three-year period beginning at the end of 2013 at a price based on business performance, which had an estimated fair value of $150 million at the acquisition date.

In 2010, the Company purchased Accertify and Revolution Money for a total consideration of $151 million and $305 million, respectively. Accertify is an online fraud solution provider and Revolution Money, which was subsequently rebranded by the Company as Serve, is a provider of secure person-to-person payment services through an internet-based platform.

These acquisitions did not have a significant impact on either the Company's consolidated results of operations or the segments in which they are reflected for the years ended December 31, 2011 and 2010.

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$538	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	206	10	7
Total assets	1,039	157	310
Total liabilities (including NCI)	423	6	5
Net assets acquired	$616	$151	$305

Reportable operating segment	ICS	GNMS

  Amounts have been updated in the interim quarters of 2011 by revisions to the preliminary purchase price allocation. The final purchase price allocation for Loyalty Partner, which is not expected to be significantly different from the estimate at the date of acquisition, will be completed in the first quarter of 2012.
  Included in Corporate & Other.